CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,047,693	$ 12,494,557
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	1,270,847	1,352,871
Amortization and depletion	69,371	439,871
Write-off of other receivables and prepayments	484,075	530,902
Change in fair value of warrants	(716,627)	(4,852,399)
Reservation of mine maintenance fee		43,730
Equity investment income		(6,171)
Stock issued for services		150,000
Change in operating assets and liabilities
Accounts receivable, trade	2,757,701	(3,303,927)
Notes receivable, trade	(398,250)	(14,087,300)
Other receivables	(2,862,730)	(993,811)
Inventories	(576,277)	1,807,743
Advances to suppliers	3,681,517	(3,165,668)
Prepaid expenses	636,908	(628,746)
Accounts payable, trade	176,623	(142,663)
Other payables and accrued liabilities	1,405,131	(485,054)
Customer deposits	66,344	7,385
Taxes payable	(414,772)	(1,394,076)
Net cash provided by (used in) operating activities	6,627,554	(12,232,756)
CASH FLOWS FROM INVESTING ACTIVITIES:
Principal advances of loans receivable	(9,924,800)	(2,847,200)
Repayment of loans receivable	10,792,300	9,886,453
Payments on equipment and construction in progress	(580)	(15,526,921)
Prepayments on construction in progress		(16,527,000)
Refunds of coal mine acquisition prepayments		11,061,403
Prepayments of intangible assets		(1,903,344)
Net cash provided by (used in) investing activities	866,920	(15,856,609)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in restricted cash	128,000	(1,287,000)
Proceeds from notes payable	9,558,000	7,870,000
Payments of note payable	(4,779,000)	(3,148,000)
Proceeds from short-term loans - bank	9,558,000	10,703,200
Payments of short-term loan - bank	(15,292,800)	(10,073,600)
Payments of long term loan	(7,965,000)
Payments to related parties	(22,201)	(308,794)
Net cash provided by (used in) financing activities	(8,815,001)	3,755,806
EFFECT OF EXCHANGE RATE ON CASH	(264,173)	433,590
DECREASE IN CASH	(1,584,700)	(23,899,969)
CASH, beginning of year	2,366,718	26,266,687
CASH, end of year	782,018	2,366,718
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	1,960,151	4,326,734
Cash paid for interest expense, net of capitalized interest	2,148,427	2,984,940
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Construction-in-progress acquired with prepayments made by note receivables, trade	15,611,400
Construction-in-progress acquired with prepayments made by note receivables, mine acquisition	9,207,540
Repayment of loan receivables through note receivables, trade	955,800
Transferred from advances to suppliers-related parties to other receivables		585,748
Reclassification of coal mine acquisition prepayments to notes receivable, mine acquisition		9,097,720
Refunds of coal mine acquisition prepayments offset by inventory purchases		1,110,261
Reclassification of prepayment to refundable deposit		4,722,000
Acquisition payable accrued for coal mine acquisition		$ 4,407,200